UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: August 31

Date of reporting period: October 1, 2010

Item 1. Proxy Voting Record.

Name of Fund: Akros Absolute Return Fund
Period: July 1, 2010 - October 1, 2010

Company Name	Meeting Date	CUSIP	Ticker

American Safety Insurance Holdings, Ltd	7/26/10	G02995101	ASI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. 1. DIRECTOR - THOMAS W. MUELLER	Issuer
For	For	1. 2. DIRECTOR - HARRIS R. CHORNEY	Issuer
For	For	1. 3. DIRECTOR - MARILYN V. HIRSCH	Issuer
For	For
2. TO APPROVE THE APPOINTMENT OF BDO SEIDMAN LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS TO SERVE UNTIL THE CONCLUSION OF THE NEXT ANNUAL GENERAL MEETING AND TO AUTHORIZE THE AUDIT COMMITTEE TO SET THEIR REMUNERATION.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

FIRSTENERGY CORP.	9/14/10	337932107	FE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. AUTHORIZE AND APPROVE THE	Issuer
ISSUANCE OF SHARES OF FIRSTENERGY
CORP. COMMON STOCK PURSUANT TO,
AND THE OTHER TRANSACTIONS
CONTEMPLATED BY, THE AGREEMENT
AND PLAN OF MERGER, DATED AS OF
FEBRUARY 10, 2010, AS AMENDED AS OF
JUNE 4, 2010, BY AND AMONG
FIRSTENERGY CORP., ELEMENT MERGER
SUB, INC. AND ALLEGHENY ENERGY, INC.,
AS IT MAY BE FURTHER AMENDED.

For	For	2. ADOPT THE AMENDMENT TO	Issuer
FIRSTENERGY CORP.'S AMENDED
ARTICLES OF INCORPORATION TO
INCREASE THE NUMBER OF SHARES OF
AUTHORIZED COMMON STOCK FROM
375,000,000 TO 490,000,000.

For	For	3. ADJOURN THE SPECIAL MEETING TO	Issuer
ANOTHER TIME OR PLACE, IF
NECESSARY OR APPROPRIATE, TO
SOLICIT ADDITIONAL PROXIES IF THERE
ARE INSUFFICIENT VOTES AT THE TIME
OF THE SPECIAL MEETING TO
AUTHORIZE AND APPROVE THE SHARE
ISSUANCE AND THE OTHER
TRANSACTIONS CONTEMPLATED BY THE
MERGER AGREEMENT OR ADOPT THE
CHARTER AMENDMENT.

Company Name	Meeting Date	CUSIP	Ticker

FOREST LABORATORIES, INC.	8/9/10	345838106	FRX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A. ELECTION OF DIRECTOR: HOWARD	Issuer
SOLOMON

For	For	1B. ELECTION OF DIRECTOR: LAWRENCE S.	Issuer
OLANOFF, M.D., PH.D.

For	For	1C. ELECTION OF DIRECTOR: NESLI BASGOZ, MD	Issuer

For	For	1D. ELECTION OF DIRECTOR: WILLIAM J.	Issuer
CANDEE, III

For	For	1E. ELECTION OF DIRECTOR: GEORGE S.	Issuer
COHAN

For	For	1F. ELECTION OF DIRECTOR: DAN L.	Issuer
GOLDWASSER

For	For	1G. ELECTION OF DIRECTOR: KENNETH E.	Issuer
GOODMAN

For	For	1H. ELECTION OF DIRECTOR: LESTER B.	Issuer
SALANS, MD

For	For	1I. ELECTION OF DIRECTOR: PETER J.	Issuer
ZIMETBAUM, MD

For	For	2. APPROVAL OF THE AMENDMENT TO THE	Issuer
2007 EQUITY INCENTIVE PLAN.

For	For	3. APPROVAL OF EXECUTIVE	Issuer
COMPENSATION PHILOSOPHY, POLICIES
AND PROCEDURES, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

For	For	4. RATIFICATION OF THE SELECTION OF	Issuer
BDO SEIDMAN, LLP AS THE COMPANY'S
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM.

For	Against	5. APPROVAL OF THE STOCKHOLDER	Security holder
PROPOSAL TO AMEND THE BY-LAWS OF
THE COMPANY TO PROVIDE FOR
REIMBURSEMENT OF EXPENSES
INCURRED BY A STOCKHOLDER OR
GROUP OF STOCKHOLDERS IN
CONNECTION WITH NOMINATING ONE OR
MORE DIRECTOR CANDIDATES IN
CERTAIN CIRCUMSTANCES AS
DESCRIBED IN PROPOSAL 5. *NOTE*
SUCH OTHER BUSINESS AS MAY COME
BEFORE THE MEETING.

Company Name	Meeting Date	CUSIP	Ticker

MEDTRONIC, INC.	8/25/10	585055106	MDT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. DIRECTOR
For	For	A. RICHARD H. ANDERSON	Issuer
For	For	B. DAVID L. CALHOUN	Issuer
For	For	C. VICTOR J. DZAU, M.D.	Issuer
For	For	D. WILLIAM A. HAWKINS	Issuer
For	For	E. SHIRLEY A. JACKSON, PHD	Issuer
For	For	F. JAMES T. LENEHAN	Issuer
For	For	G. DENISE M. O'LEARY	Issuer
For	For	H. KENDALL J. POWELL	Issuer
For	For	I. ROBERT C. POZEN	Issuer
For	For	J. JEAN-PIERRE ROSSO	Issuer
For	For	K. JACK W. SCHULER	Issuer

For	For	2. TO RATIFY THE APPOINTMENT OF	Issuer
PRICEWATERHOUSECOOPERS LLP AS
MEDTRONIC'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM.

Company Name	Meeting Date	CUSIP	Ticker

GLOBAL HOLDINGS LTD.	8/12/10	55277J108	MF

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A	Issuer
ELECTION OF DIRECTOR: DAVID P.
BOLGER

For	For	1B	Issuer
ELECTION OF DIRECTOR: JON S.
CORZINE

For	For	1C	Issuer
ELECTION OF DIRECTOR: EILEEN S.
FUSCO

For	For	1D	Issuer
ELECTION OF DIRECTOR: DAVID GELBER

For	For	1E	Issuer
ELECTION OF DIRECTOR: MARTIN J.
GLYNN

For	For	1F	Issuer
ELECTION OF DIRECTOR: EDWARD L.
GOLDBERG

For	For	1G	Issuer
ELECTION OF DIRECTOR: DAVID I.
SCHAMIS

For	For	1H	Issuer
ELECTION OF DIRECTOR: ROBERT S.
SLOAN

For	For	2. RATIFICATION OF THE APPOINTMENT OF	Issuer
PRICEWATERHOUSECOOPERS LLP AS MF
GLOBAL'S INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM FOR FISCAL
2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)  /s/ Joseph C. Neuberger
                                                  Joseph C. Neuberger
  President, Trust for Professional Managers

Date _December 9, 2010